List of subsidiaries are as follows	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
List of subsidiaries are as follows

31.	List of subsidiaries are as follows:

Name of	Date of	Place of	Effective interest
Company	acquisition	incorporation	2024	2023	Principal activities
			%	%
ALPS Biotech Sdn. Bhd.	May 9, 2019	Malaysia	95	95	Investment advisory services, leasing of intellectual property and research and development on medical sciences
Alpscap Berhad	April 11, 2018	Malaysia	51	95	Investment holding
ALPS Wellness Centre Sdn. Bhd.	March 31, 2021	Malaysia	100	100	Business of health screening, beauty aesthetics and to act as wellness centre
Celestialab Sdn. Bhd.	February 7, 2018	Malaysia	100	100	Medical research, cultivating and manufacturing stem cells
Celebre Pro Medic Sdn. Bhd.	July 15, 2020	Malaysia	100	100	Business of beauty, healthcare consultancy and therapist
Mont Life (M) Sdn. Bhd.	July 6, 2020	Malaysia	100	100	Provision of consultancy services in relation to healthcare, beauty and aesthetics specialties
Mygenome Sdn. Bhd.	November 27, 2018	Malaysia	99	99	Research and development on biotechnology, provide medical testing and laboratory services, and manufacture and sales of medical medicaments
TMC Global Holdings Sdn. Bhd.	July 15, 2020	Malaysia	100	100	Beauty and health care consultants
Alps Insurance PCC INC	April 10, 2023	Labuan	51%	-	Licensed Labuan insurance captive

On 10 April 2023, a subsidiary of the Company, Alpscap Berhad entered into a Share Sale Agreement with the directors of the Group to acquire 160,669 ordinary shares, representing 100% of the equity interest, in Alps Insurance PCC INC, for a total cash consideration of RM686,275. Consequently, The Company’s effective equity interest in Alps Insurance PCC INC is 95%.

On 2 June 2023, the Company had transferred 44,000 ordinary shares of Alpscap Berhad to Dr. Tham Seng Kong. Consequently, The Company’s effective equity interest in Alpscap Berhad and Alps Insurance PCC INC are 51%.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
List of subsidiaries are as follows

32.	List of subsidiaries are as follows:

Name of	Date of	Place of	Effective interest
Company	acquisition	incorporation	2024	2023	Principal activities
			%	%
ALPS Global Holding Berhad	June 11, 2024	Malaysia	100	-	Investment holding company

ALPS Biotech Sdn. Bhd.	May 9, 2019	Malaysia	95	95	Investment advisory services, leasing of intellectual property and research and development on medical sciences
Alpscap Berhad	April 11, 2018	Malaysia	51	95	Investment holding
ALPS Wellness Centre Sdn. Bhd.	March 31, 2021	Malaysia	100	100	Business of health screening, beauty aesthetics and to act as wellness centre
Celestialab Sdn. Bhd.	February 7, 2018	Malaysia	100	100	Medical research, cultivating and manufacturing stem cells
Celebre Pro Medic Sdn. Bhd.	July 15, 2020	Malaysia	100	100	Business of beauty, healthcare consultancy and therapist
Mont Life (M) Sdn. Bhd.	July 6, 2020	Malaysia	100	100	Provision of consultancy services in relation to healthcare, beauty and aesthetics specialties
Mygenome Sdn. Bhd.	November 27, 2018	Malaysia	99	99	Research and development on biotechnology, provide medical testing and laboratory services, and manufacture and sales of medical medicaments
TMC Global Holdings Sdn. Bhd.	July 15, 2020	Malaysia	100	100	Beauty and healthcare consultants
Alps Insurance PCC INC	April 10, 2023	Labuan	51%	-	Licensed Labuan insurance captive

On 10 April 2023, a subsidiary of the Company, Alpscap Berhad entered into a Share Sale Agreement with the directors of the Group to acquire 160,669 ordinary shares, representing 100% of the equity interest, in Alps Insurance PCC INC, for a total cash consideration of RM686,275. Consequently, The Company’s effective equity interest in Alps Insurance PCC INC is 95%.

On 2 June 2023, the Company had transferred 44,000 ordinary shares of Alpscap Berhad to Dr. Tham Seng Kong. Consequently, The Company’s effective equity interest in Alpscap Berhad and Alps Insurance PCC INC are 51%.